RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties
Disclosure of transactions related companies

Related parties	Relation to Codere Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere Apuestas España S.A.	Subsidiary of Codere Group	-	3,383	3,383
Codere Newco S.A.U.	Parent of Codere Online	(75)	15,809	15,734
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	2,317	2,317
Other retail companies	Subsidiary of Codere Group	-	945	945
Latam retail companies	Subsidiary of Codere Group	-	7,313	7,313
TOTAL		(75)	29,767	29,692

Balance at 12/31/2025

Related parties	Relation to Codere Group	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of Codere Online	-	(2)	(1,822)
Codere Operadora de Apuestas S.L. (OACO)	Subsidiary of Codere Group	-	-	(290)
Codere Apuestas España S.L. (CAES)	Subsidiary of Codere Group	-	-	(224)
Other retail companies	Subsidiary of Codere Group	12	(155)	(531)
Latam retail companies	Subsidiary of Codere Group	942	(1,651)	(1,439)
Total		954	(1,808)	(4,306)

For the year ended December 31, 2024

Related parties	Relation to Codere Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	3,708	3,708
Codere Newco S.A.U.	Parent of Codere Online	(63)	14,907	14,844
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	2,390	2,390
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	119	119
Iberargen, SA.	Subsidiary of Codere Group	-	5,061	5,061
Other retail companies	Subsidiary of Codere Group	-	751	751
Mexico retail companies	Subsidiary of Codere Group	-	3,993	3,993
Retail Latam	Subsidiary of Codere Group	-	1,118	1,118
TOTAL		(63)	32,047	31,984

Balance at 12/31/2024

Related parties	Relation to Codere Group	Current financial assets (Note 7)	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of Codere Online	320	-	11	1,035
Codere Apuestas España S.L. (CAES)	Subsidiary of Codere Group	-	75	-	698
Other retail companies	Subsidiary of Codere Group	-	173	175	956
Other Latam retail companies	Subsidiary of Codere Group	-	901	3,179	1,269
Total		320	1,149	3,365	3,958

For the year ended December 31, 2023

Related parties	Relation to Codere Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	3,609	3,609
Codere Newco S.A.U.	Parent of Codere Online	(157)	12,087	11,930
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	1,952	1,952
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	96	96
Iberargen, SA.	Subsidiary of Codere Group	548	3,212	3,760
Other retail companies	Subsidiary of Codere Group	-	755	755
Mexico retail companies	Subsidiary of Codere Group	-	3,998	3,998
Retail Latam	Subsidiary of Codere Group	-	2,903	2,903
TOTAL		391	28,612	29,003